Employee benefits - Summary of Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	10 years 8 months 12 days	10 years 7 months 6 days
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	11 years 3 months 18 days	11 years 10 months 24 days